Risk Management - Schedule of Financial Assets at Fair Value through other Comprehensive Income (Details) - BRL (R$) R$ in Thousands		3 Months Ended	12 Months Ended
		Mar. 31, 2026	Dec. 31, 2025
Interest rate risk
Total amount of hedged item		R$ 8,525,143	R$ 8,372,481
Fair value adjustment to the hedge object asset		18,714	20,262
Fair value adjustment to the hedge object liability		(137,555)	(96,374)
Fair value adjustment to the Hedging instrument		R$ 118,743	R$ 75,503
Hedge effectiveness, Percentage		100.00%	99.00%
Interest Rate Contracts - Future and Swap - Public Payroll loans [Member]
Interest rate risk
Total amount of hedged item	[1]	R$ 1,713,066
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(3,634)
Fair value adjustment to the Hedging instrument		R$ 3,634
Hedge effectiveness, Percentage		100.00%
Interest Rate Contracts - Future and Swap - Private Payroll loans [Member]
Interest rate risk
Total amount of hedged item		R$ 2,363,298
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(15,644)
Fair value adjustment to the Hedging instrument		R$ 15,644
Hedge effectiveness, Percentage		100.00%
Interest Rate Contracts - Future and Swap – FGTS Advances [Member]
Interest rate risk
Total amount of hedged item	[2]	R$ 3,843,005
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(53,699)
Fair value adjustment to the Hedging instrument		R$ 53,699
Hedge effectiveness, Percentage		100.00%
Interest Rate Contracts - Future - Liabilities Pre [Member]
Interest rate risk
Total amount of hedged item		R$ (2,003,715)
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(35,092)
Fair value adjustment to the Hedging instrument		R$ 35,004
Hedge effectiveness, Percentage		100.00%
Interest Rate Contracts - Future - LTN Bonds [Member]
Interest rate risk
Total amount of hedged item		R$ 752,439	R$ 934,083
Fair value adjustment to the hedge object asset		9,547	15,709
Fair value adjustment to the hedge object liability
Fair value adjustment to the Hedging instrument		R$ (9,547)	R$ (15,709)
Hedge effectiveness, Percentage		100.00%	100.00%
Interest Rate Contracts - Future - Titles NTNF [Member]
Interest rate risk
Total amount of hedged item		R$ 1,058,444
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(19,313)
Fair value adjustment to the Hedging instrument		R$ 19,461
Hedge effectiveness, Percentage		101.00%
Interest Rate Contracts - Future - LF Sub [Member]
Interest rate risk
Total amount of hedged item	[3]	R$ (282,039)	R$ (279,418)
Fair value adjustment to the hedge object asset	[3]	9,167	3,014
Fair value adjustment to the hedge object liability	[3]
Fair value adjustment to the Hedging instrument	[3]	R$ (9,437)	R$ (3,823)
Hedge effectiveness, Percentage		100.00% [3]	100.00%
Interest Rate Contracts - Future - Advances on energy receivables [Member]
Interest rate risk
Total amount of hedged item		R$ 1,080,645	R$ 1,056,634
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability		(10,173)	(1,220)
Fair value adjustment to the Hedging instrument		R$ 10,285	R$ 1,206
Hedge effectiveness, Percentage		101.00%	99.00%
Interest Rate Contracts - Future and Swap - Payroll loans [Member]
Interest rate risk
Total amount of hedged item	[1]		R$ 1,705,083
Fair value adjustment to the hedge object asset	[1]		1,539
Fair value adjustment to the hedge object liability	[1]
Fair value adjustment to the Hedging instrument	[1]		R$ (1,539)
Hedge effectiveness, Percentage	[1]		100.00%
Interest Rate Contracts - Future and Swap – FGTS Loan [Member]
Interest rate risk
Total amount of hedged item	[2]		R$ 5,452,205
Fair value adjustment to the hedge object asset	[2]
Fair value adjustment to the hedge object liability	[2]		(33,499)
Fair value adjustment to the Hedging instrument	[2]		R$ 33,499
Hedge effectiveness, Percentage	[2]		100.00%
Interest Rate Contracts - Future - Liabilities Fixed-Rate [Member]
Interest rate risk
Total amount of hedged item			R$ (1,628,546)
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability			(53,272)
Fair value adjustment to the Hedging instrument			R$ 53,335
Hedge effectiveness, Percentage			100.00%
Interest Rate Contracts - Future - NTN-FBonds [Member]
Interest rate risk
Total amount of hedged item			R$ 1,132,440
Fair value adjustment to the hedge object asset
Fair value adjustment to the hedge object liability			(8,383)
Fair value adjustment to the Hedging instrument			R$ 8,534
Hedge effectiveness, Percentage			102.00%

[1]	Payroll loan – From the value of the hedging instrument of R$ 3,634 as of March 31, 2026 (R$ 1,539 as December 31, 2025), it is composed by: Swap R$ 0 for the period ended March 31, 2026 (R$ (4) for the period ended December 31, 2025) and R$ 3,634 for the period ended March 31, 2026 by futures contracts (R$ 1,543 for the year ended December 31, 2025) to futures contracts.
[2]	FGTS advances- The value of the hedging instrument of R$ 53,699 as of March 31, 2026 (R$ 33,499 as of December 31, 2025), it is composed of Swap R$ 8,585 for the period ended March 31, 2026 (R$ 9,181 for the year ended December 31, 2025) and R$ 45,114 by futures contracts for the period ended March 31, 2026 (R$ 24,318 for the year ended December 31, 2025).
[3]	LF Sub - For the LF Sub´s hedge effectiveness, a regression model is used, verifying if there is an economic relationship between the movements of the hedging object and instrument.